Net loss per share - Schedule of Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Numerator
Net loss	$ (45,849)	$ (42,767)	$ (131,212)	$ (121,888)
Net loss attributable to ordinary shareholders - basic	(45,849)	(42,767)	(131,212)	(121,888)
Net loss attributable to ordinary shareholders - diluted	$ (45,849)	$ (42,767)	$ (131,212)	$ (121,888)
Denominator
Weighted-average number of ordinary shares used in net loss per share - basic (in shares)	173,984,101	91,240,801	173,890,666	91,028,562
Weighted-average number of ordinary shares used in net loss per share - diluted (in shares)	173,984,101	91,240,801	173,890,666	91,028,562
Earnings Per Share
Net loss per share - basic (in usd per share)	$ (0.26)	$ (0.47)	$ (0.75)	$ (1.34)
Net loss per share - diluted (in usd per share)	$ (0.26)	$ (0.47)	$ (0.75)	$ (1.34)